Asset Quality (Tables)	12 Months Ended
Dec. 31, 2019
Asset Quality [Abstract]
Analysis of Loan Portfolio
Table 39: Analysis of Loan Portfolio (a)

	Accruing
Dollars in millions	Current or Less Than 30 Days Past Due	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due (b)		Nonperforming Loans	Fair Value Option Nonaccrual Loans (c)	Purchased Impaired Loans	Total Loans (d)
December 31, 2019
Commercial Lending
Commercial	$124,695	$102	$30	$85	$217		$425			$125,337
Commercial real estate	28,061	4	1		5		44			28,110
Equipment lease financing	7,069	49	5		54		32			7,155
Total commercial lending	159,825	155	36	85	276		501			160,602
Consumer Lending
Home equity	23,791	58	24		82		669		$543	25,085
Residential real estate	19,640	140	69	315	524	(b)	315	$166	1,176	21,821
Automobile	16,376	178	47	18	243		135			16,754
Credit card	7,133	60	37	67	164		11			7,308
Education	3,156	55	34	91	180	(b)				3,336
Other consumer	4,898	15	11	9	35		4			4,937
Total consumer lending	74,994	506	222	500	1,228		1,134	166	1,719	79,241
Total	$234,819	$661	$258	$585	$1,504		$1,635	$166	$1,719	$239,843
Percentage of total loans	97.90%	.28%	.11%	.24%	.63%		.68%	.07%	.72%	100.00%
December 31, 2018
Commercial Lending
Commercial	$116,300	$82	$54	$52	$188		$346			$116,834
Commercial real estate	28,056	6	3		9		75			28,140
Equipment lease financing	7,229	56	12		68		11			7,308
Total commercial lending	151,585	144	69	52	265		432			152,282
Consumer Lending
Home equity	24,556	66	25		91		797		$679	26,123
Residential real estate	16,216	135	73	363	571	(b)	350	$182	1,338	18,657
Automobile	14,165	113	29	12	154		100			14,419
Credit card	6,222	46	29	53	128		7			6,357
Education	3,571	69	41	141	251	(b)				3,822
Other consumer	4,552	12	5	8	25		8			4,585
Total consumer lending	69,282	441	202	577	1,220		1,262	182	2,017	73,963
Total	$220,867	$585	$271	$629	$1,485		$1,694	$182	$2,017	$226,245
Percentage of total loans	97.62%	.26%	.12%	.28%	.66%		.75%	.08%	.89%	100.00%

(a)	Amounts in table represent recorded investment and exclude loans held for sale. Recorded investment does not include any associated valuation allowance.

(b)
Past due loan amounts exclude purchased impaired loans, even if contractually past due (or if we do not expect to receive payment in full based on the original contractual terms), as we are currently accreting interest income over the expected life of the loans. Past due loan amounts include government insured or guaranteed Residential real estate loans totaling $.4 billion and $.5 billion at December 31, 2019 and 2018, respectively, and Education loans totaling $.2 billion at both December 31, 2019 and 2018.

(c)
Consumer loans accounted for under the fair value option for which we do not expect to collect substantially all principal and interest are subject to nonaccrual accounting and classification upon meeting any of our nonaccrual policies. Given that these loans are not accounted for at amortized cost, these loans have been excluded from the nonperforming loan population.

(d)
Net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans totaling $1.1 billion and $1.2 billion December 31, 2019 and 2018, respectively.

Nonperforming Assets
Table 40: Nonperforming Assets

Dollars in millions	December 31 2019	December 31 2018
Nonperforming loans
Total commercial lending	$501	$432
Total consumer lending (a)	1,134	1,262
Total nonperforming loans	1,635	1,694
OREO and foreclosed assets	117	114
Total nonperforming assets	$1,752	$1,808
Nonperforming loans to total loans	.68%	.75%
Nonperforming assets to total loans, OREO and foreclosed assets	.73%	.80%
Nonperforming assets to total assets	.43%	.47%
Interest on nonperforming loans (b)
Computed on original terms	$124	$123
Recognized prior to nonperforming status	$17	$17

(a)	Excludes most unsecured consumer loans and lines of credit, which are charged off after 120 to 180 days past due and are not placed on nonperforming status.
(b)
Amounts are for the year ended.

Commercial Lending Asset Quality Indicators
Table 41: Commercial Lending Asset Quality Indicators (a)

In millions	Pass Rated	Criticized	Total Loans
December 31, 2019
Commercial	$119,761	$5,576	$125,337
Commercial real estate	27,424	686	28,110
Equipment lease financing	6,891	264	7,155
Total commercial lending	$154,076	$6,526	$160,602
December 31, 2018
Commercial	$111,276	$5,558	$116,834
Commercial real estate	27,682	458	28,140
Equipment lease financing	7,180	128	7,308
Total commercial lending	$146,138	$6,144	$152,282
(a)
Loans are classified as Pass Rated and Criticized based on the regulatory classification definitions. The Criticized classification includes loans that were rated special mention, substandard or doubtful as of December 31, 2019 and 2018. We use PD and LGD to rate loans in the commercial lending portfolio.

Home Equity and Residential Real Estate Asset Quality Indicators
Table 42: Asset Quality Indicators for Home Equity and Residential Real Estate Loans

	December 31, 2019		December 31, 2018
	Home equity	Residential real estate	Home equity	Residential real estate
In millions
Current estimated LTV ratios
Greater than or equal to 125%	$366	$112	$461	$116
Greater than or equal to 100% to less than 125%	877	221	1,020	255
Greater than or equal to 90% to less than 100%	1,047	340	1,174	335
Less than 90%	22,068	19,305	22,644	15,922
No LTV ratio available	184	83	145	6
Government insured or guaranteed loans		584		685
Purchased impaired loans	543	1,176	679	1,338
Total loans	$25,085	$21,821	$26,123	$18,657
Updated FICO Scores
Greater than 660	$22,245	$19,341	$22,996	$15,956
Less than or equal to 660	2,019	569	2,210	585
No FICO score available	278	151	238	93
Government insured or guaranteed loans		584		685
Purchased impaired loans	543	1,176	679	1,338
Total loans	$25,085	$21,821	$26,123	$18,657

Asset Quality Indicators for Automobile, Credit Card, Education and Other Consumer Loans
Table 43: Asset Quality Indicators for Automobile, Credit Card, Education and Other Consumer Loans

Dollars in millions	Automobile	Credit Card	Education	Other Consumer
December 31, 2019
FICO score greater than 719	$9,232	$3,867	$1,139	$1,421
650 to 719	4,577	2,326	197	843
620 to 649	1,001	419	25	132
Less than 620	1,603	544	27	143
No FICO score available or required (a)	341	152	15	27
Total loans using FICO credit metric	16,754	7,308	1,403	2,566
Consumer loans using other internal credit metrics			1,933	2,371
Total loans	$16,754	$7,308	$3,336	$4,937
Weighted-average updated FICO score (b)	726	724	773	727
December 31, 2018
FICO score greater than 719	$7,740	$3,809	$1,240	$1,280
650 to 719	4,365	1,759	194	641
620 to 649	1,007	280	26	106
Less than 620	1,027	332	24	105
No FICO score available or required (a)	280	177	57	25
Total loans using FICO credit metric	14,419	6,357	1,541	2,157
Consumer loans using other internal credit metrics			2,281	2,428
Total loans	$14,419	$6,357	$3,822	$4,585
Weighted-average updated FICO score (b)	726	733	774	732

(a)
Loans with no FICO score available or required generally refers to new accounts issued to borrowers with limited credit history, accounts for which we cannot obtain an updated FICO score (e.g., recent profile changes), cards issued with a business name and/or cards secured by collateral. Management proactively assesses the risk and size of this loan category and, when necessary, takes actions to mitigate the credit risk.

(b)	Weighted-average updated FICO score excludes accounts with no FICO score available or required.

Financial Impact and TDRs by Concession Type
Table 44: Financial Impact and TDRs by Concession Type (a)

	Number of Loans	Pre-TDR Recorded Investment (b)	Post-TDR Recorded Investment (c)
During the year ended December 31, 2019 Dollars in millions			Principal Forgiveness	Rate Reduction	Other	Total
Total commercial lending	75	$278		$11	$241	$252
Total consumer lending	14,548	172		97	64	161
Total TDRs	14,623	$450		$108	$305	$413
During the year ended December 31, 2018 Dollars in millions
Total commercial lending	85	$272	$2	$67	$179	$248
Total consumer lending	12,096	163	1	86	63	150
Total TDRs	12,181	$435	$3	$153	$242	$398
During the year ended December 31, 2017 Dollars in millions
Total commercial lending	120	$293	$18	$7	$227	$252
Total consumer lending	11,993	248		146	97	243
Total TDRs	12,113	$541	$18	$153	$324	$495

(a)	Impact of partial charge-offs at TDR date are included in this table.

(b)	Represents the recorded investment of the loans as of the quarter end prior to TDR designation, and excludes immaterial amounts of accrued interest receivable.
(c)
Represents the recorded investment of the TDRs as of the end of the quarter in which the TDR occurs, and excludes immaterial amounts of accrued interest receivable.

Impaired Loans
Table 45: Impaired Loans

In millions	Unpaid Principal Balance	Recorded Investment	Associated Allowance	Average Recorded Investment (a)
December 31, 2019
Impaired loans with an associated allowance
Total commercial lending	$527	$386	$98	$371
Total consumer lending	702	668	93	753
Total impaired loans with an associated allowance	1,229	1,054	191	1,124
Impaired loans without an associated allowance
Total commercial lending	228	195		276
Total consumer lending	1,022	635		623
Total impaired loans without an associated allowance	1,250	830		899
Total impaired loans	$2,479	$1,884	$191	$2,023
December 31, 2018
Impaired loans with an associated allowance
Total commercial lending	$440	$315	$73	$349
Total consumer lending	863	817	136	904
Total impaired loans with an associated allowance	1,303	1,132	209	1,253
Impaired loans without an associated allowance
Total commercial lending	413	326		294
Total consumer lending	1,042	625		645
Total impaired loans without an associated allowance	1,455	951		939
Total impaired loans	$2,758	$2,083	$209	$2,192
(a)
Average recorded investment is for the years ended December 31, 2019 and 2018.